Convertible Notes, Debt and Equity Movement of First and Third JDH Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Deficit [Abstract]
Amortization (Note 13)	$ 0	$ 2,887	$ 5,518
Debt [Abstract]
Loss on extinguishment	(1,291)	(6,863)	0
First and Third JDH Notes [Member]
Net Debt at Inception [Abstract]
Beginning balance	(14,189)	3,361
Repayments / Conversions		(17,550)
Ending balance		(14,189)	3,361
Accumulated Deficit [Abstract]
Beginning balance	14,189	8,670
Amortization (Note 13)		995
Loss on extinguishment		4,524
Ending balance		14,189	8,670
Debt [Abstract]
Beginning balance	$ 0	12,031
Repayments / Conversions		(17,550)
Amortization (Note 11)		995
Loss on extinguishment		4,524
Ending balance		$ 0	$ 12,031